Other Assets	12 Months Ended
Dec. 31, 2012
Other Assets

7. Other Assets

Other assets (non-current) consisted of the following as of December 31, 2012 and 2011:

	Year Ended December 31,
	2012	2011
Deferred commission costs	$4,290	$3,292
Capitalized costs of in-vehicle devices owned by customers	3,554	2,122
Other	878	445

Total	$8,722	$5,859